SCHEDULE OF EXPECTED STATUTORY FEDERAL INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Income Tax Disclosure [Abstract]
Federal statutory rate	$ (3,803,000)	$ (13,061,500)
State income tax benefit, net of federal benefit	(859,400)	(2,954,400)
Non deductible interest	415,800	4,027,800
Non deductible stock based compensation	155,400	169,400
Change in valuation allowance	4,091,200	3,398,800
Non deductible settlement losses		8,515,100
Non deductible changes in fair value of instruments		(95,800)
Other non deductible expenses		600
Total